COST REDUCTION ACTIONS (Tables)	12 Months Ended
Jan. 02, 2016
Cost Reduction Actions
Restructuring charges and payments

        During 2015, restructuring charges and payments were as follows:

(In millions)	Accrual at January 3, 2015	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 2, 2016

2015/2016 Actions
Severance and related costs	$–	$22.7	$(14.3)	$–	$–	$8.4
Asset impairment charges	–	2.9	–	(2.9)	–	–
Lease cancellation costs	–	.5	(.3)	–	–	.2
2014/2015 Actions
Severance and related costs	16.8	29.8	(40.9)	–	(.9)	4.8
Asset impairment charges	–	3.3	–	(3.3)	–	–
Lease cancellation costs	.1	.3	(.4)	–	–	–
2012 Program
Severance and related costs	.8	–	–	–	(.1)	.7

Total	$17.7	$59.5	$(55.9)	$(6.2)	$(1.0)	$14.1

        During 2014, restructuring charges and payments were as follows:

(In millions)	Accrual at December 28, 2013	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 3, 2015

2014/2015 Actions
Severance and related costs	$–	$55.1	$(35.6)	$–	$(2.7)	$16.8
Asset impairment charges	–	10.8	–	(10.8)	–	–
Lease cancellation costs	–	.6	(.5)	–	–	.1
2012 Program
Severance and related costs	6.6	(.4)	(5.2)	–	(.2)	.8
Lease and other contract cancellation costs	.2	–	(.2)	–	–	–

Total	$6.8	$66.1	$(41.5)	$(10.8)	$(2.9)	$17.7

Total amount of restructuring costs incurred by reportable segment and Corporate

(In millions)	2015	2014	2013

Restructuring charges by reportable segment and Corporate
Pressure-sensitive Materials	$17.8	$40.2	$10.8
Retail Branding and Information Solutions	35.9	21.3	28.5
Vancive Medical Technologies	3.6	4.2	.1
Corporate	2.2	.4	.9

Total	$59.5	$66.1	$40.3